CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 KRW	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW
Revenue
Online games-subscription revenue	$ 7,299,000	7,962,000,000	8,206,000,000	10,150,000,000
Online games-royalties and license fees (including related party revenue of 24,125, 12,455 and 8,034, respectively)	12,002,000	13,093,000,000	21,726,000,000	32,325,000,000
Mobile games and applications (including related party revenue of 3,296, 4,992 and 3,214, respectively)	13,801,000	15,055,000,000	14,504,000,000	8,262,000,000
Character merchandising, animation and other revenue (including related party revenue of 2,621, 1,104 and 193, respectively)	3,464,000	3,779,000,000	3,249,000,000	7,044,000,000
Total net revenue	36,566,000	39,889,000,000	47,685,000,000	57,781,000,000
Cost of revenue (including related party cost of 2,072, 119 and 315, respectively)	31,340,000	34,188,000,000	35,399,000,000	34,906,000,000
Gross profit	5,226,000	5,701,000,000	12,286,000,000	22,875,000,000
Selling, general and administrative expenses (including related party expenses of 605, 123 and 7, respectively)	11,626,000	12,682,000,000	17,063,000,000	20,310,000,000
Research and development (including related party expenses of 108, 959 and 277, respectively)	4,443,000	4,847,000,000	6,131,000,000	7,018,000,000
Impairment loss on intangible assets	1,000	1,000,000	5,822,000,000	14,569,000,000
Gain on disposal of equity method investments				(528,000,000)
Operating loss	(10,844,000)	(11,829,000,000)	(16,730,000,000)	(18,494,000,000)
Other income (expenses)
Interest income	1,042,000	1,137,000,000	1,334,000,000	1,763,000,000
Interest expense	(10,000)	(11,000,000)	(41,000,000)	(55,000,000)
Foreign currency loss, net	(139,000)	(152,000,000)	(413,000,000)	(902,000,000)
Others, net	2,000	3,000,000	1,225,000,000	65,000,000
Loss before income tax expense and equity loss on investments	(9,949,000)	(10,852,000,000)	(14,625,000,000)	(17,623,000,000)
Income tax expenses	9,302,000	10,147,000,000	5,108,000,000	2,584,000,000
Loss before equity loss on investments	(19,251,000)	(20,999,000,000)	(19,733,000,000)	(20,207,000,000)
Equity loss on investments, net			(18,000,000)	(333,000,000)
Net loss	(19,251,000)	(20,999,000,000)	(19,751,000,000)	(20,540,000,000)
Net loss attributable to :
Non-controlling interest	(84,000)	(92,000,000)	(1,163,000,000)	(8,316,000,000)
Parent company	(19,167,000)	(20,907,000,000)	(18,588,000,000)	(12,224,000,000)
Losses per share-basic and diluted:	$ (2.76)	(3,009)	(2,675)	(1,759)
Weighted average number of shares outstanding Basic and diluted (in shares)	6,948,900	6,948,900	6,948,900	6,948,900
Foreign currency translation adjustment ("CTA")
Foreign CTA loss	(143,000)	(156,000,000)	(102,000,000)	(39,000,000)
Reclassification adjustment for CTA	2,000	3,000,000	(1,225,000,000)	(2,000,000)
Net foreign CTA loss	(141,000)	(153,000,000)	(1,327,000,000)	(41,000,000)
Comprehensive loss	(19,392,000)	(21,152,000,000)	(21,078,000,000)	(20,581,000,000)
Comprehensive loss attributable to:
Non-controlling interest	(84,000)	(92,000,000)	(1,163,000,000)	(8,316,000,000)
Parent company	$ (19,308,000)	(21,060,000,000)	(19,915,000,000)	(12,265,000,000)